Financial risk management and derivative financial instruments - Disclosure of Short-term Deposits by Counterparty Credit Rating (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Short-term deposits	$ 421	$ 301
Money market funds	360	1,025
Repurchase agreement collateral	30	0
AAA credit rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	0	0
Money market funds	360	1,025
Repurchase agreement collateral	22
AA plus credit rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	0	0
Money market funds	0	0
Repurchase agreement collateral	2
AA credit rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	0	0
Money market funds	0	0
Repurchase agreement collateral	6
AA minus Credit Rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	66	87
Money market funds	0	0
Repurchase agreement collateral	0
A plus credit rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	127	45
Money market funds	0	0
Repurchase agreement collateral	0
A credit rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	141	169
Money market funds	0	0
Repurchase agreement collateral	0
A minus credit rating [member]
Disclosure of credit risk exposure [line items]
Short-term deposits	50	0
Money market funds	0	0
Repurchase agreement collateral	0
BBB plus and below [Member]
Disclosure of credit risk exposure [line items]
Short-term deposits	37	0
Money market funds	0	$ 0
Repurchase agreement collateral	$ 0